Summary of Significant Accounting Policies - Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended							1 Months Ended		3 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2011 Trademarks/brands	Sep. 30, 2010 Trademarks/brands	Sep. 30, 2011 Customer relationships	Sep. 30, 2010 Customer relationships	Sep. 30, 2011 Trademarks/brands	Jun. 30, 2011 Trademarks/brands	Sep. 30, 2010 Trademarks/brands
Finite-Lived and Indefinite-Lived, Intangible Assets
Amortization of intangible assets	$ 12.6	$ 12.7	$ 12.6
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2012	12.6
2013	12.6
2014	12.4
2015	12.4
2016	12.4
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Carrying amount				543.6	682.3
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Gross	244.9	244.9				153.9	153.9	91.0		91.0
Finite-Lived Intangible Assets, Accumulated Amortization	39.9	27.3				24.4	16.7	15.5		10.6
Finite-Lived Intangible Assets, Net	205.0	217.6				129.5	137.2	75.5		80.4
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Carrying amount, total	788.5	927.2
Other intangible assets, net	748.6	899.9
Indefinite-lived Intangible Assets, Impairment Losses								$ 106.6	$ 32.1	$ 19.4